Cover Page	Oct. 16, 2026
Cover [Abstract]
Document type	8-K
Document period end date	Oct. 16, 2026
Registrant name	Travelers Companies, Inc.
Entity incorporation, state	MN
Entity file number	001-10898
Entity tax identification number	41-0518860
Entity address, address line one	485 Lexington Avenue
Entity address, city	New York
Entity address, state	NY
Entity address, postal zip code	10017
City area code	917
Local phone number	778-6000
Written communications	false
Soliciting material	false
Pre-commencement communications pursuant to Rule 14d-2(b)	false
Pre-commencement communications pursuant to Rule 13e-4(c)	false
Title of 12(b) security	Common stock, without par value
Trading symbol	TRV
Security exchange name	NYSE
Entity emerging growth company	false
Central index key	0000086312
Amendment flag	false